Bank borrowings	12 Months Ended
Dec. 31, 2012
Bank borrowings
Bank borrowings

7. Bank borrowings

The Group had short term loans from banks in the total amount of US$12,710,720 and nil outstanding as of December 31, 2011 and 2012 respectively. The interest rates on the loans ranged from 105% to 120% of the benchmark interest rate quoted by the People’s Bank of China, the average interest rate was 7.11% for the period ended December 31, 2011. The restricted deposits of US$14,214,585 and nil as of December 31, 2011 and 2012 respectively, represent fixed guarantee deposits required by a bank for the loan and bank facility provided.